Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2024 USD ($) Vessel
Vessel Subject to Mortgage [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	1
Net book value | $	$ 20,499
Vessels Financed Through Sale and Leaseback Agreements [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	5
Net book value | $	$ 90,090